Marketable securities, Measured at FVOCI (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair value [Abstract]
Impairment loss	$ 100	$ 100
Bottom of Range [Member]
Fair value [Abstract]
Marketable securities at FVOCI maturity period	7 months
Top of Range [Member]
Fair value [Abstract]
Marketable securities at FVOCI maturity period		4 years
FVOCI [Member]
Fair value [Abstract]
Opening balance	$ 85,724
Additions	0
Accrued interest	2,057
Interest received	(553)
Fair value movement	(770)
Closing balance	$ 86,458	$ 85,724